Cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expense by nature
Staff costs	$ 202,844	$ 219,349	$ 198,491
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	14,767	87,696	38,157
Impairment of assets held for sale	2,853
BRAZIL
Expense by nature
Indirect tax receivable	1,200	1,300	900
Cost of sales
Expense by nature
Power generation	348,831	396,714	419,151
Depreciation	304,384	373,889	411,579
Tower repairs and maintenance	53,368	96,258	90,126
Amortization	42,468	44,618	42,050
Staff costs	24,411	33,149	33,229
Security services	18,015	42,512	43,448
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	14,767	87,696	38,157
Regulatory fees	8,148	37,502	33,999
Short-term rental	5,797	8,613	14,111
Travel costs	5,702	9,700	5,343
Insurance	4,524	4,648	5,109
Impairment of assets held for sale	2,853
Short term other rent	2,043	2,266	2,813
Professional fees	1,943	2,570	3,460
Vehicle maintenance and repairs	1,814	2,184	1,968
Other	51,465	40,987	12,458
Total	890,533	1,183,306	1,157,001
Foreign exchange gains (losses)	$ (30,700)	$ (31,100)	$ (800)